OPERATING DATA - Aging of Trade Accounts Receivable (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Trade accounts receivables	$ 3,839	$ 5,143
Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	4,029	5,349
Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(190)	(206)
Not past due
Disclosure of provision matrix [line items]
Trade accounts receivables	3,046	4,250
Not past due | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	3,063	4,280
Not past due | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(17)	(30)
Overdue 1-30 days
Disclosure of provision matrix [line items]
Trade accounts receivables	364	321
Overdue 1-30 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	366	322
Overdue 1-30 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(2)	(1)
Overdue 31-60 days
Disclosure of provision matrix [line items]
Trade accounts receivables	119	80
Overdue 31-60 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	120	80
Overdue 31-60 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(1)	0
Overdue 61-90 days
Disclosure of provision matrix [line items]
Trade accounts receivables	40	121
Overdue 61-90 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	40	121
Overdue 61-90 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	0	0
Overdue 91-180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	95	208
Overdue 91-180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	97	210
Overdue 91-180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(2)	(2)
More than 180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	175	163
More than 180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	343	336
More than 180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	$ (168)	$ (173)